SCHEDULE OF OUTSTANDING WARRANTS AND TERMS (Details) (Parenthetical) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrant percentage	2500.00%
Warrants oustanding	2,477,500	2,477,500
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants oustanding	3,351,586	20,896,789